EQUITY (Option Plans and Stock Appreciation Rights) (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended						0 Months Ended	1 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 ILS	Dec. 01, 2014	Dec. 31, 2013 ILS	Mar. 16, 2015 Subsequent Event [Member] USD ($)	Mar. 16, 2015 Subsequent Event [Member] USD ($)	Dec. 31, 2014 2014 Plans [Member]	Dec. 31, 2004 2014 Plans [Member]	Dec. 31, 2012 2014 Plans [Member] Minimum [Member]	Dec. 31, 2012 2014 Plans [Member] Maximum [Member]	Dec. 31, 2014 Light Instruments Ltd [Member] 2011 Plan [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total number of shares authorized										2,000,000
Shares available for grant									1,840,000				397,153
Vesting period											3 years	4 years
Period before expiration									10 years				10 years
Ordinary shares, par value per share				0.01		0.01
Common stock, price per share	$ 10.04						$ 11.92	$ 11.92
Granted	1,597,000												13,544
Fair value at grant date, RSU Granted	$ 11.47	$ 7.12	$ 11.15
Aggregate intrinsic value, exercised	$ 247	$ 1,309	$ 901
Number of shares authorized under share repurchase program					20,000
Number of share repurchased	48,284						328,358
Value of share repurchased	$ 485							$ 3,914